Significant Accounting Policies - Summary of Better Presentation in Duties, Taxes and Other, Certain Amounts in Income Tax (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 MXN ($)
Hydrocarbon Extraction Duties And Others [Member]
Disclosure of significant accounting policies [line items]
As previously reported	$ 304,813,375
Reclassification	(27,651,571)
Following reclassification	277,161,804
Income Taxes [Member]
Disclosure of significant accounting policies [line items]
As previously reported	(40,291,940)
Reclassification	27,651,571
Following reclassification	$ (12,640,369)